Current Tax and Deferred Tax - Schedule of Effects of Deferred Taxes on Assets, Liabilities and Income Accounts (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Debit differences:
Deferred tax liability (asset)	$ 330,409	$ 322,055
Deferred tax assets	331,831	322,221
Deferred tax liabilities	(1,422)	(166)
Total deferred taxes	330,409	322,055
Allowances For Loan Losses And Provision For Contingent Loans [Member]
Debit differences:
Deferred tax liability (asset)	161,107	161,536	$ 161,352
Deferred tax expense (income) recognised in profit or loss	(429)	184
Deferred tax relating to items credited (charged) directly to equity
Total deferred taxes	161,107	161,536	161,352
Personnel Provisions [Member]
Debit differences:
Deferred tax liability (asset)	21,435	24,636	24,404
Deferred tax expense (income) recognised in profit or loss	(3,201)	232
Deferred tax relating to items credited (charged) directly to equity
Total deferred taxes	21,435	24,636	24,404
Staff Vacations Provisions [Member]
Debit differences:
Deferred tax liability (asset)	11,674	11,562	12,025
Deferred tax expense (income) recognised in profit or loss	112	(463)
Deferred tax relating to items credited (charged) directly to equity
Total deferred taxes	11,674	11,562	12,025
Accrued Interest Adjustments From Impaired Loans [Member]
Debit differences:
Deferred tax liability (asset)	16,587	16,534	14,937
Deferred tax expense (income) recognised in profit or loss	53	1,597
Deferred tax relating to items credited (charged) directly to equity
Total deferred taxes	16,587	16,534	14,937
Staff severance indemnities provision [Member]
Debit differences:
Deferred tax liability (asset)	979	1,004	1,252
Deferred tax expense (income) recognised in profit or loss	(42)	(217)
Deferred tax relating to items credited (charged) directly to equity	17	(31)
Total deferred taxes	979	1,004	1,252
Provisions of credit card expenses [Member]
Debit differences:
Deferred tax liability (asset)	10,208	10,968	9,857
Deferred tax expense (income) recognised in profit or loss	(760)	1,111
Deferred tax relating to items credited (charged) directly to equity
Total deferred taxes	10,208	10,968	9,857
Provisions of accrued expenses [Member]
Debit differences:
Deferred tax liability (asset)	9,131	10,231	10,737
Deferred tax expense (income) recognised in profit or loss	(1,100)	(506)
Deferred tax relating to items credited (charged) directly to equity
Total deferred taxes	9,131	10,231	10,737
Adjustment For Valuation Of Investments And Equity Instruments At Fair Value Through O C I [Member]
Debit differences:
Deferred tax liability (asset)		475	277
Deferred tax expense (income) recognised in profit or loss
Deferred tax relating to items credited (charged) directly to equity	(475)	198
Total deferred taxes		475	277
Leasing [Member]
Debit differences:
Deferred tax liability (asset)	126,124	110,943	103,352
Deferred tax expense (income) recognised in profit or loss	15,181	7,591
Deferred tax relating to items credited (charged) directly to equity
Total deferred taxes	126,124	110,943	103,352
Incomes Received In Advance [Member]
Debit differences:
Deferred tax liability (asset)	3,489	4,114	5,149
Deferred tax expense (income) recognised in profit or loss	(625)	(1,035)
Deferred tax relating to items credited (charged) directly to equity
Total deferred taxes	3,489	4,114	5,149
Exchange Rate Difference [Member]
Debit differences:
Deferred tax liability (asset)
Deferred tax expense (income) recognised in profit or loss
Deferred tax relating to items credited (charged) directly to equity
Total deferred taxes
Property And Equipment Valuation Difference Debit Differences [Member]
Debit differences:
Deferred tax liability (asset)	9,588	6,800	2,876
Deferred tax expense (income) recognised in profit or loss	2,788	3,924
Deferred tax relating to items credited (charged) directly to equity
Total deferred taxes	9,588	6,800	2,876
Other Adjustments Debit Differences [Member]
Debit differences:
Deferred tax liability (asset)	24,336	21,148	31,322
Deferred tax expense (income) recognised in profit or loss	3,188	(10,174)
Deferred tax relating to items credited (charged) directly to equity
Total deferred taxes	24,336	21,148	31,322
Total Debit Differences [Member]
Debit differences:
Deferred tax liability (asset)	394,658	379,951	377,540
Deferred tax expense (income) recognised in profit or loss	15,165	2,244
Deferred tax relating to items credited (charged) directly to equity	(458)	167
Total deferred taxes	394,658	379,951	377,540
Intangible Credit Difference [Member]
Debit differences:
Deferred tax liability (asset)	34,198	30,623	24,710
Deferred tax expense (income) recognised in profit or loss	3,575	5,913
Deferred tax relating to items credited (charged) directly to equity
Total deferred taxes	34,198	30,623	24,710
Property And Equipment Valuation Difference Credit Differences [Member]
Debit differences:
Deferred tax liability (asset)	909
Deferred tax expense (income) recognised in profit or loss
Deferred tax relating to items credited (charged) directly to equity	909
Total deferred taxes	909
Transitory Assets [Member]
Debit differences:
Deferred tax liability (asset)	9,607	9,726	8,874
Deferred tax expense (income) recognised in profit or loss	(119)	852
Deferred tax relating to items credited (charged) directly to equity
Total deferred taxes	9,607	9,726	8,874
Loans Accrued To Effective Rate [Member]
Debit differences:
Deferred tax liability (asset)	2,211	2,333	2,484
Deferred tax expense (income) recognised in profit or loss	(122)	(151)
Deferred tax relating to items credited (charged) directly to equity
Total deferred taxes	2,211	2,333	2,484
Prepaid Expenses Credit Differences [Member]
Debit differences:
Deferred tax liability (asset)	2,561	6,400	10,885
Deferred tax expense (income) recognised in profit or loss	(3,839)	(4,485)
Deferred tax relating to items credited (charged) directly to equity
Total deferred taxes	2,561	6,400	10,885
Exchange Rate Difference Credit Differences [Member]
Debit differences:
Deferred tax liability (asset)	6,717	801	1,636
Deferred tax expense (income) recognised in profit or loss	5,916	(835)
Deferred tax relating to items credited (charged) directly to equity
Total deferred taxes	6,717	801	1,636
Activated Bond Placement Expense Credit Differences [Member]
Debit differences:
Deferred tax liability (asset)	4,911	4,895	5,257
Deferred tax expense (income) recognised in profit or loss	16	(362)
Deferred tax relating to items credited (charged) directly to equity
Total deferred taxes	4,911	4,895	5,257
Other Adjustments Credit Differences [Member]
Debit differences:
Deferred tax liability (asset)	3,135	3,118	3,288
Deferred tax expense (income) recognised in profit or loss	17	(170)
Deferred tax relating to items credited (charged) directly to equity
Total deferred taxes	3,135	3,118	3,288
Total Credit Differences [Member]
Debit differences:
Deferred tax liability (asset)	64,249	57,896	57,134
Deferred tax expense (income) recognised in profit or loss	5,444	762
Deferred tax relating to items credited (charged) directly to equity	909
Total deferred taxes	64,249	57,896	57,134
Total Debit (Credit), net [Member]
Debit differences:
Deferred tax liability (asset)	330,409	322,055	320,406
Deferred tax expense (income) recognised in profit or loss	9,721	1,482
Deferred tax relating to items credited (charged) directly to equity	(1,367)	167
Total deferred taxes	$ 330,409	$ 322,055	$ 320,406